Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 12,091,762	$ 12,132,668
Cost of revenues	10,149,305	10,768,717
Gross Profit	1,942,457	1,363,951
Operating expenses
Selling and marketing expenses	338,080	329,471
General and administrative expenses	1,701,458	878,547
Research and development expenses	1,053,921	245,642
Total operating expenses	3,093,459	1,453,660
Operating (loss)/income	(1,151,002)	(89,709)
Other expenses (income)
Interest expense	1,437,601	(19,964)
Gain on disposal of subsidiaries	(50,545)
Other income	(86,714)	(45,537)
Total other income, net	1,300,342	(65,501)
(loss)/Income before income tax expense	(2,451,344)	(24,208)
Income tax expense	170,825	289,039
Net (loss)/Income	(2,622,169)	(313,247)
Less: Net (loss)/income attributable to non-controlling interest		10,729
Net (loss)/income attributable to LOBO EV Technologies LTD	(2,622,169)	(302,518)
Foreign currency translation adjustments	176,222	(168,701)
Total comprehensive (loss) income	(2,445,947)	(481,948)
Less: Comprehensive net (loss) attributable to noncontrolling interests		(27,327)
Total comprehensive (loss) income attributable to LOBO EV Technologies LTD	$ (2,445,947)	$ (454,621)
Net (loss)/income per share, basic	$ (0.28)	$ (0.04)
Net (loss)/income per share, diluted	$ (0.28)	$ (0.04)
Weighted average shares outstanding, basic	9,368,223	7,143,077
Weighted average shares outstanding, diluted	9,368,223	7,143,077